UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Floating Rate Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DFLAX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$51	1.03%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$583	268	31.39%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)

Consumer, Non-cyclical
18.6%
Industrial
14.2%
Technology
13.9%
Consumer, Cyclical
13.5%
Financial
11.3%
Communications
9.6%
Investment Companies
6.8%
Utilities
5.1%
Basic Materials
3.7%
Energy
2.4%
Asset Backed Securities
1.7%
Net Other Assets and Liabilities
-0.8%

Allocation of Holdings (Based on Net Assets)

Floating Rate Loan Interests
86.5%
Investment Companies
6.8%
Corporate Bonds and Notes
3.8%
Fixed Rate Loan Interests
1.8%
Collateralized Loan Obligations
1.6%
Convertible Corporate Bonds and Notes
0.2%
Equity Securities - Common Stocks
0.1%
Forward Foreign Currency Exchange Contracts
0.0%*
Unfunded Floating Rate Loan Interests Commitments
-0.0%*
Net Other Assets and Liabilities
-0.8%

* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6240SA0226

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DFLCX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$583	268	31.39%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6241SA0226

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DFLIX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$39	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$583	268	31.39%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6242SA0226

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DFLYX
This semi-annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.77%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$583	268	31.39%
Portfolio Holdings (as of 2/28/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0332SA0226

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Floating Rate Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DFLAX
C	DFLCX
I	DFLIX
Y	DFLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Floating Rate Income Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.6%
Collateralized Loan Obligations Debt — 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(c)	8.13	4/20/2032	EUR	1,450,000	1,720,024
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(c)	8.92	1/15/2038		1,400,000	1,370,898
Dryden 69 Euro 2018 DAC CLO, Ser. 2019-69X, Cl. ER, (3 Month EURIBOR +6.37%)(c)	8.40	10/18/2034	EUR	630,000	719,608
Elmwood IV Ltd. CLO, Ser. 2020-1A, Cl. ER, (3 Month TSFR +6.15%)(b),(c)	9.82	4/18/2037		2,100,000	2,019,012
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(c)	8.03	1/17/2032	EUR	1,000,000	1,139,740
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(c)	9.67	1/20/2037		2,840,000	2,743,630
Total Collateralized Loan Obligations (cost $9,903,416)					9,712,912
Convertible Corporate Bonds and Notes — .2%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes	0.75	1/15/2030		500,000	680,750
Telecommunication Services — .1%
EchoStar Corp., Sr. Scd. Bonds(d)	3.88	11/30/2030		250,000	883,750
Total Convertible Corporate Bonds and Notes (cost $1,441,593)					1,564,500
Corporate Bonds and Notes — 3.8%
Consumer Discretionary — .4%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)	11.88	4/15/2031		1,000,000	1,060,822
Resideo Funding, Inc., Gtd. Notes(b),(e)	4.00	9/1/2029		1,500,000	1,463,530
					2,524,352
Diversified Financials — .2%
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(b)	9.88	11/1/2029		1,000,000	1,004,894
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(e)	12.88	10/1/2028		1,000,000	699,110
Industrial — .2%
GrafTech Finance, Inc., Scd. Notes(b)	4.63	12/23/2029		1,801,000	882,490
GrafTech Global Enterprises, Inc., Scd. Notes(b)	9.88	12/23/2029		196,000	116,620
					999,110
Insurance — .2%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)	8.13	2/15/2032		1,000,000	958,288
Materials — .3%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)	8.75	4/15/2030		1,500,000	1,494,655
Media — .2%
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029		1,500,000	1,340,960
Metals & Mining — .3%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d)	9.50	6/30/2031		1,727,630	1,734,535
Real Estate — .2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b)	5.25	4/15/2030		1,500,000	1,419,981
Retailing — .2%
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029		1,000,000	918,414
Telecommunication Services — 1.1%
APLD ComputeCo LLC, Sr. Scd. Notes(b)	9.25	12/15/2030		1,000,000	1,050,382

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 3.8% (continued)
Telecommunication Services — 1.1% (continued)
Level 3 Financing, Inc., Gtd. Notes(b)	8.50	1/15/2036		1,408,450	1,467,970
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039		500,000	478,132
Lumen Technologies, Inc., Sr. Unscd. Notes(b)	5.38	6/15/2029		1,000,000	960,905
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029		1,250,000	1,216,828
WULF Compute LLC, Sr. Scd. Notes(b)	7.75	10/15/2030		1,000,000	1,059,774
					6,233,991
Utilities — .4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	5.63	2/15/2032	EUR	1,550,000	1,874,089
VoltaGrid LLC, Scd. Notes(b)	7.38	11/1/2030		750,000	783,496
					2,657,585
Total Corporate Bonds and Notes (cost $22,490,918)					21,985,875

	Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3 (cost $418,571)	25,570	479,639
Exchange-Traded Funds — .7%
Registered Investment Companies — .7%
iShares iBoxx USD High Yield Corporate Bond ETF(e)	24,703	1,994,026
State Street SPDR Bloomberg High Yield Bond ETF	20,502	1,993,820
Total Exchange-Traded Funds (cost $4,003,979)		3,987,846

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — 1.8%
Information Technology — .6%
X.Ai Corp., Initial Fixed Rate Term Loan	12.50	6/28/2030	2,872,993	3,259,354
Technology Hardware & Equipment — 1.2%
X Corp., Tranche Term Loan B-3	9.50	10/29/2029	6,822,558	7,168,803
Total Fixed Rate Loan Interests (cost $9,721,985)				10,428,157
Floating Rate Loan Interests — 86.5%
Advertising — .8%
Neptune Bidco US, Inc., 2026 Dollar Term Loan B, (1 Month TSFR +5.10%)(c)	8.76	2/3/2033	5,155,120	4,875,455
Aerospace & Defense — 1.1%
Kaman Corp., Delayed Draw Term Loan, (2-3 Month TSFR +2.50%)(c)	6.15	2/26/2032	33,573	33,571
Kaman Corp., Initial Term Loan, (1 Month TSFR +2.50%)(c)	6.17	2/26/2032	1,809,936	1,809,809
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(c)	3.75	2/7/2033	258,187	259,157
Mahseer Holdings LLC, Term Loan B, (1 Month TSFR +3.25%)(c)	3.75	2/7/2033	1,613,670	1,619,729
TransDigm, Inc., Tranche Term Loan J, (1 Month TSFR +2.50%)(c)	6.17	2/28/2031	1,938,160	1,940,341
TransDigm, Inc., Tranche Term Loan N, (1 Month TSFR +2.50%)(c)	6.16	2/10/2033	500,000	501,005
				6,163,612

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Airlines — .9%
AAdvantage Loyalty IP Ltd., 2025 Incremental Term Loan, (3 Month TSFR +2.75%)(c)	6.42	5/28/2032		2,977,500	2,984,021
JetBlue Airways Corp., Initial Term Loan, (3 Month TSFR +4.75%)(c)	8.44	8/27/2029		2,548,526	2,467,305
					5,451,326
Automobiles & Components — .8%
Clarios Global LP, 2025 Euro Term Loan, (1 Month EURIBOR +3.25%)(c)	5.18	1/28/2032	EUR	2,000,000	2,381,338
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.17	9/21/2029		2,298,450	2,297,013
					4,678,351
Banks — .6%
Ascensus Group Holdings, Inc., Term Loan B, (1 Month TSFR +3.00%)(c)	6.67	11/26/2032		3,647,000	3,567,970
Beverage Products — .3%
Pegasus Bidco BV, 2025-1 Dollar Term Loan, (3 Month TSFR +2.75%)(c)	6.40	7/12/2029		2,000,000	2,002,910
Building Materials — 1.6%
Emrld Borrower LP, Second Amendment Incremental Term Loan, (6 Month TSFR +2.25%)(c)	6.12	8/4/2031		3,440,194	3,431,920
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(c)	5.92	2/10/2032		2,481,250	2,482,801
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (1- 3 Month TSFR +2.75%)(c)	6.42	9/20/2030		3,380,145	3,385,772
					9,300,493
Chemicals — 3.2%
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month TSFR +3.75%)(c)	7.42	12/23/2031		2,397,208	2,309,566
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(c)	8.18	8/18/2028		500,707	438,902
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(c)	7.68	3/15/2029		2,904,845	2,856,087
Innophos Holdings, Inc., Initial Term Loan, (1 Month TSFR +3.75%)(c)	8.69	3/30/2029		1,250,000	1,214,375
Nouryon Finance BV, 2024 Euro Term Loan, (3 Month EURIBOR +3.50%)(c)	5.53	4/3/2028	EUR	1,879,183	2,205,177
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (3 Month TSFR +3.25%)(c)	7.04	4/3/2028		1,018,783	1,020,377
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(c)	5.77	6/23/2031	EUR	2,000,000	2,374,815
Paint Intermediate III LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.67	10/9/2031		1,496,231	1,497,473
SCIL USA Holdings LLC, Facility Term Loan B-2, (6 Month TSFR +4.00%)(c)	7.79	10/29/2032		2,187,518	2,188,896
USALCO LLC, 2025 Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.17	9/30/2031		2,761,722	2,768,626
					18,874,294
Commercial & Professional Services — 7.2%
Albion Financing 3 Sarl, 2025-A Refinancing EUR Term Loan, (3 Month EURIBOR +3.00%)(c)	5.03	5/21/2031	EUR	2,000,000	2,376,741
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(c)	8.17	5/28/2032		3,286,188	3,257,434
Astro Acquisition LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	7.12	8/30/2032		2,597,490	2,613,737
Avis Budget Car Rental LLC, Term Loan B, (1 Month TSFR +2.50%)(c)	6.17	7/16/2032		3,291,950	3,234,341
Berkeley Research Group LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	6.92	5/3/2032		1,062,160	1,048,224
Catawba Nation Gaming Authority, Term Loan B, (3 Month TSFR +4.75%)(c)	8.42	3/29/2032		2,986,000	3,052,439
CHG Healthcare Services, Inc., Amendment No. 7 Refinancing Term Loan, (1-3 Month TSFR +2.75%)(c)	6.42	9/29/2028		2,900,773	2,901,919
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.66	2/9/2033		1,339,960	1,293,899
Fleet Midco I Ltd., Facility Term Loan B-2, (3 Month TSFR +2.75%)(c)	6.42	2/10/2031		1,995,000	1,992,506
ImageFirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.73	3/12/2032		1,546,230	1,542,364
Jupiter Buyer, Inc., Initial Term Loan, (3 Month TSFR +4.25%)(c)	7.92	11/3/2031		1,646,539	1,653,397
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +3.75%)(c)	7.42	6/25/2032		2,274,599	2,274,599

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Commercial & Professional Services — 7.2% (continued)
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.67	11/20/2031		1,857,525	1,773,937
TEI Holdings, Inc., 2024 Term Loan, (3 Month TSFR +4.00%)(c)	7.67	4/9/2031		2,349,085	2,338,080
University Support Services LLC, Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.42	2/12/2029		2,193,781	2,098,724
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(c)	8.82	1/22/2029		4,931,565	3,733,491
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(c)	7.67	11/29/2030		2,409,500	2,394,597
Xplor T1 LLC, Second Amendment Term Loan, (3 Month TSFR +3.50%)(c)	7.29	12/1/2032		2,588,513	2,342,604
					41,923,033
Consumer Discretionary — 4.7%
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.17	1/18/2033		3,834,000	3,778,886
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(c)	8.17	12/2/2031		2,768,703	2,698,503
Entain Holdings Gibraltar Ltd., Facility Term Loan B-5, (2 Month TSFR +2.25%)(c)	5.92	7/30/2032		1,496,250	1,492,629
Entain PLC, Facility Euro Term Loan B-4, (3 Month EURIBOR +3.50%)(c)	5.52	6/30/2028	EUR	1,511,858	1,802,042
Fitness International LLC, Term Loan B, (1 Month TSFR +4.50%)(c)	8.17	2/12/2029		2,326,017	2,339,473
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month TSFR +4.00%)(c)	7.67	1/30/2032		2,218,862	2,208,877
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month TSFR +3.75%)(c)	7.42	2/20/2030		3,030,390	3,042,390
RelaDyne, Inc., Initial Term Loan B, (1 Month TSFR +3.50%)(c)	7.17	12/26/2028		1,500,000	1,497,000
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(c)	8.77	3/13/2028		1,662,186	1,634,136
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(c)	12.52	3/12/2029		1,530,000	1,484,100
SGH2 LLC, Initial Dollar Term Loan, (3 Month TSFR +4.50%)(c)	8.17	8/18/2032		2,896,740	2,903,982
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(c)	6.42	8/1/2030		2,296,894	2,297,250
					27,179,268
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco, LLC, Tranche Term Loan B-1, (3 Month TSFR +3.25%)(c)	6.92	9/13/2032		353,000	354,656
Beach Acquisition Bidco, LLC, Tranche Term Loan B-2, (3 Month EURIBOR +3.50%)(c)	5.52	9/13/2032	EUR	2,000,000	2,383,216
					2,737,872
Consumer Staples — .7%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.00%)(c)	6.67	1/20/2032		3,834,146	3,839,341
Diversified Financials — 5.7%
Blackhawk Network Holdings, Inc., Term Loan B-2, (1 Month TSFR +3.50%)(c)	7.17	3/12/2029		4,259,758	4,235,265
FNZ USA FinCo LLC, USD Initial Term Loan, (2 Month TSFR +5.00%)(c)	8.66	11/5/2031		2,720,443	2,182,189
Hudson River Trading LLC, Term Loan B-2, (1 Month TSFR +2.50%)(c)	6.17	3/18/2030		3,255,365	3,226,197
IMC Financing LLC, Term Loan, (1 Month TSFR +3.00%)(c)	6.68	6/21/2032		3,093,455	3,114,738
Jane Street Group LLC, Extended Term Loan, (3 Month TSFR +2.00%)(c)	5.82	12/15/2031		1,500,000	1,456,875
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(c)	7.17	2/26/2032		3,556,924	3,552,478
Lereta LLC, Initial Term Loan, (1 Month TSFR +5.36%)(c)	9.04	8/7/2028		1,000,000	924,170
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1 Month TSFR +4.00%)(c)	7.67	7/31/2031		961,590	924,569
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(c)	7.17	7/31/2031		3,670,199	3,460,318
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(c)	8.07	2/1/2029		2,677,028	1,823,176
Osaic Holdings, Inc., Term Loan B-1, (3 Month TSFR +2.50%)(c)	6.16	8/2/2032		1,441,000	1,398,671
Pioneer Acquisitionco LLC, Term Loan, (3 Month TSFR +3.25%)(c)	6.94	10/27/2032		1,462,000	1,470,838
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.17	10/1/2031		2,311,682	2,268,338

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Diversified Financials — 5.7% (continued)
The Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, (1 Month TSFR +3.00%)(c)	6.67	4/7/2028		988,397	983,510
Vericast Corp., 2024 Extended Term Loan, (3 Month TSFR +7.75%)(c)	11.62	6/17/2030		2,510,818	2,430,798
					33,452,130
Energy — 2.4%
Birdsboro Power LLC, Term Advance B, (3 Month TSFR +3.25%)(c)	6.92	10/8/2032		1,480,000	1,496,650
Crescent Midstream Intermediate Holdings LLC, Term Loan, (1 Month TSFR +3.75%)(c)	3.75	2/14/2033		1,500,000	1,505,625
Freeport LNG Investments LLP, Term Loan B, (3 Month TSFR +3.25%)(c)	6.89	1/31/2033		3,500,000	3,481,958
Liquid Tech Solutions Holdings LLC, Initial Term Loan, (3 Month TSFR +3.50%)(c)	7.24	10/12/2032		2,168,085	2,165,374
NGL Energy Operating LLC, Term Loan, (1 Month TSFR +3.50%)(c)	7.17	2/3/2031		2,127,030	2,133,347
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +2.50%)(c)	6.17	2/16/2028		2,896,284	2,910,766
					13,693,720
Environmental Control — 1.2%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.67	7/31/2031		2,465,318	2,465,330
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, (3 Month TSFR +2.75%)(c)	6.38	5/6/2032		1,965,075	1,971,962
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month TSFR +2.86%)(c)	6.54	3/27/2028		248,750	249,352
WIN Waste Innovations Holdings, Inc., New Term Loan B-2, (1 Month TSFR +3.36%)(c)	7.04	3/27/2028		2,044,738	2,053,367
					6,740,011
Food Products — 1.8%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.42	2/12/2031		2,345,585	2,280,554
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month EURIBOR +2.75%)(c)	4.90	9/30/2031	EUR	3,000,000	3,525,552
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.67	10/2/2030		2,982,253	2,471,915
Monogram Food Solutions LLC, Initial Term Loan, (1 Month TSFR +4.11%)(c)	7.79	8/28/2028		2,009,780	2,014,804
					10,292,825
Food Service — .8%
Financiere Pax SAS, 2026 Facility Term Loan B-5, (6 Month EURIBOR +3.50%)(c)	5.64	12/31/2029	EUR	2,000,000	2,318,004
Golden State Foods LLC, 2026 Syndicated Refinanced Term Loan, (3 Month TSFR +3.50%)(c)	7.17	12/4/2031		2,125,255	2,129,612
					4,447,616
Health Care — 9.4%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(c)	9.92	10/8/2030		3,707,687	3,624,264
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(c)	7.16	12/23/2027		2,242,096	2,135,597
Argent Bidco SAS, Term Loan B, (3 Month EURIBOR +3.25%)(c)	3.25	11/22/2032	EUR	1,000,000	1,188,099
Bella Holdings Co. LLC, Term Loan, (1 Month TSFR +3.00%)(c)	6.67	5/10/2028		858,831	848,993
Curium Bidco Sarl, 2025 Additional Term Loan, (1 Month TSFR +3.00%)(c)	6.79	8/7/2031		250,000	249,845
Curium Bidco Sarl, 2025 Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.52	8/7/2031	EUR	1,550,000	1,849,035
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(c)	7.77	10/1/2027		5,787,188	5,505,063
Genmab A/S, Initial Term Loan B, (3 Month TSFR +3.00%)(c)	6.73	12/13/2032		3,040,377	3,056,521
Global Medical Response, Inc., Initial Term Loan, (3 Month TSFR +3.50%)(c)	7.17	9/20/2032		3,991,275	3,996,644
Hopper Merger Sub, Inc., Euro Term Loan B, (3 Month EURIBOR +2.75%)(c)	2.75	1/14/2033	EUR	1,500,000	1,770,078
Hopper Merger Sub, Inc., Term Loan B, (1 Month TSFR +2.25%)(c)	2.25	1/14/2033		2,900,000	2,869,187
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(c)	7.42	5/19/2031		3,188,390	3,194,911

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Health Care — 9.4% (continued)
LifePoint Health, Inc., Term Loan B-2, (3 Month TSFR +3.50%)(c)	7.15	5/19/2031		1,407,811	1,408,437
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.26%)(c)	6.93	3/13/2028		1,597,424	1,385,014
Pluto Acquisition I, Inc., Tranche Term Loan B, (3 Month TSFR +4.00%)(c)	7.66	9/20/2028		1,859,257	1,596,247
Radiology Partners, Inc., Term Loan B, (3 Month TSFR +4.50%)(c)	8.17	6/30/2032		2,124,675	2,105,861
Resonetics LLC, 2025 Specified Refinancing Term Loan, (3 Month TSFR +2.75%)(c)	6.42	6/18/2031		1,498,414	1,493,836
Resonetics LLC, Term Loan, (1 Month TSFR +2.75%)(c)	3.50	6/18/2031		1,000,000	996,945
Sharp Services LLC, Tranche Term Loan E, (3 Month TSFR +3.00%)(c)	6.67	9/29/2032		4,219,956	4,235,781
Team Health Holdings, Inc., Term Loan, (3 Month TSFR +4.00%)(c)	7.66	6/30/2028		3,142,330	3,144,294
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%)(c)	7.79	10/2/2028		2,800,380	2,805,631
WCG Intermediate Corp., 2026 First Lien Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.42	2/25/2032		3,708,365	3,631,101
WS Audiology A/S, Initial Term Loan B-8, (3 Month TSFR +3.25%)(c)	7.97	2/28/2029		2,000,000	1,998,750
					55,090,134
Industrial — 6.4%
Arcline FM Holdings LLC, 2025-1 Term Loan, (3 Month TSFR +2.75%)(c)	6.42	6/24/2030		4,139,781	4,153,029
Columbus McKinnon Corp., Term Loan B, (3 Month TSFR +3.50%)(c)	7.16	2/3/2033		1,546,000	1,543,588
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(c)	8.17	9/28/2028		3,147,747	3,097,572
DXP Enterprises, Inc., 2025 Incremental Term Loan, (1 Month TSFR +3.25%)(c)	6.92	10/11/2030		3,851,029	3,877,986
Engineered Machinery Holdings, Inc., 2025 Euro Refinancing Term Loan, (3 Month EURIBOR +3.50%)(c)	5.52	11/26/2032	EUR	1,000,000	1,184,849
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, (3 Month TSFR +3.25%)(c)	6.92	11/26/2032		1,452,116	1,458,810
Indicor LLC, Dollar Tranche Term Loan E, (1 Month TSFR +2.50%)(c)	6.17	11/23/2029		1,159,485	1,159,323
Indicor LLC, Euro Tranche Term Loan E, (1 Month EURIBOR +3.00%)(c)	4.93	11/22/2029	EUR	992,481	1,181,751
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(c)	7.02	1/2/2029	EUR	2,000,000	2,093,122
Socotec US Holding, Inc., USD Incremental Term Facility 3, (3 Month TSFR +2.75%)(c)	6.41	6/2/2031		1,636,470	1,642,615
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)(c)	7.77	3/25/2031		4,908,045	4,909,885
Tecta America Corp., 2025 Incremental Term Loan, (1 Month TSFR +2.75%)(c)	6.42	2/18/2032		3,412,851	3,419,250
TK Elevator Midco Gmbh, Euro Term Loan B, (6 Month EURIBOR +3.00%)(c)	5.15	4/30/2030	EUR	1,500,000	1,777,637
TK Elevator Midco Gmbh, Term Loan B, (3 Month EURIBOR +3.00%)(c)	3.00	4/30/2030	EUR	2,000,000	2,363,200
Victory Buyer LLC, Initial Term Loan, (1 Month TSFR +3.00%)(c)	6.66	2/9/2033		3,213,000	3,227,057
					37,089,674
Information Technology — 9.7%
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month TSFR +3.00%)(c)	6.67	12/11/2028		2,189,810	2,090,590
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.42	2/15/2029		1,782,708	1,741,109
Avalara, Inc., Term Loan, (3 Month TSFR +2.75%)(c)	6.42	3/29/2032		1,482,210	1,382,161
BCPE Pequod Buyer, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.42	11/25/2031		2,493,750	2,419,723
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(c)	7.43	9/29/2028		3,036,352	2,746,380
Cotiviti, Inc., Amendment No. 2 Term Loan, (1 Month TSFR +2.75%)(c)	6.42	3/29/2032		2,485,000	2,209,327
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(c)	6.42	5/1/2031		1,872,872	1,666,266
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.61%)(c)	8.29	11/6/2028		1,952,579	1,027,554
EP Purchaser LLC, Closing Date Term Loan, (3 Month TSFR +3.61%)(c)	7.29	11/6/2028		422,842	220,301
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.50%)(c)	6.17	5/30/2031		2,967,462	2,885,857
Flash Charm, Inc., 2024 Term Loan B-2, (2 Month TSFR +3.50%)(c)	7.16	3/2/2028		3,446,842	2,774,708

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Information Technology — 9.7% (continued)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(c)	6.17	1/30/2032		982,519	907,356
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(c)	5.28	1/30/2032	EUR	1,980,000	2,234,287
HS Purchaser LLC, Term Loan, (1 Month TSFR +6.10%)(c)	9.97	5/21/2029		3,389,543	3,021,998
Icon Parent, Inc., 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.44	11/13/2031		1,850,712	1,757,408
IGT Holding IV AB, Term Loan B-7, (1 Month TSFR +3.00%)(c)	6.67	9/2/2031		1,665,000	1,625,456
Inmar, Inc., 2025 First Lien Term Loan, (1 -3 Month TSFR +4.50%)(c)	8.17	10/30/2031		2,246,028	2,197,952
Kaseya, Inc., Term Loan, (1 Month TSFR +3.00%)(c)	6.67	3/22/2032		3,620,053	3,292,945
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(c)	5.78	7/2/2031	EUR	1,500,000	1,714,797
N-Able International Holdings II LLC, 2025 Term Loan, (3 Month TSFR +2.75%)(c)	6.42	11/26/2032		1,470,000	1,418,550
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.01%)(c)	7.68	6/5/2028		984,549	843,552
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +3.75%)(c)	5.78	6/5/2028	EUR	1,849,131	1,838,982
Relativity Intermediate Holdco LLC, Term Loan, (1 Month TSFR +2.75%)(c)	6.42	1/31/2033		1,663,000	1,621,425
Renaissance Holding Corp., 2024-2 Term Loan, (3 Month TSFR +4.00%)(c)	7.67	4/8/2030		1,738,972	1,318,141
Rithum Holdings, Inc., Term Loan, (3 Month TSFR +4.75%)(c)	8.42	7/21/2031		1,224,288	1,169,385
Starlight Parent LLC, Term Loan, (2 Month TSFR +4.00%)(c)	7.70	4/16/2032		2,601,635	2,248,788
UKG, Inc., Term Loan B, (3 Month TSFR +2.50%)(c)	6.17	2/10/2031		2,857,882	2,712,844
X.Ai Corp., Initial Floating Rate Term Loan, (6 Month TSFR +7.25%)(c)	11.12	6/28/2030		2,156,719	2,239,138
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.25%)(c)	6.92	11/26/2031		3,465,192	3,280,861
					56,607,841
Insurance — 2.7%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month TSFR +3.00%)(c)	6.67	11/6/2030		3,465,745	3,366,105
Acrisure LLC, 2024 Term Loan B-7, (1 Month TSFR +3.25%)(c)	6.92	6/21/2032		3,179,224	3,093,131
HIG Finance 2 Ltd., 2025-3 Euro Refinancing Term Loan, (1 Month EURIBOR +3.25%)(c)	5.19	2/17/2031	EUR	1,000,000	1,164,520
Hyperion Refinance Sarl, 2025-3 Dollar Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.42	4/18/2030		2,745,915	2,629,598
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(c)	6.67	7/2/2031		1,819,962	1,759,112
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(c)	8.92	7/2/2032		932,260	932,265
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +2.50%)(c)	6.17	7/31/2031		3,097,635	3,009,353
					15,954,084
Internet Software & Services — 3.3%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)(c)	7.02	12/6/2027		2,415,410	2,410,881
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(c)	6.66	11/30/2027		2,381,596	2,383,334
Delivery Hero Finco LLC, Extended Dollar Term Loan, (2 Month TSFR +5.00%)(c)	8.64	12/12/2029		1,733,524	1,733,524
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(c)	7.92	5/3/2028		2,420,483	1,983,791
Proofpoint, Inc., 2025 Incremental Term Loan B, (3 Month TSFR +3.00%)(c)	6.67	8/31/2028		4,268,390	4,098,316
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month EURIBOR +5.00%)(c)	6.93	3/15/2030	EUR	1,000,000	1,143,198

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Internet Software & Services — 3.3% (continued)
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(c)	8.42	3/15/2030		1,972,976	1,914,606
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.75%)(c)	7.42	1/31/2028		4,079,043	3,520,745
					19,188,395
Materials — 2.6%
Berling Packaging LLC, Term Loan, (3 Month TSFR +3.25%)(c)	6.92	6/9/2031		3,641,310	3,628,565
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (1 Month TSFR +3.25%)(c)	6.92	4/1/2032		1,379,139	1,367,071
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(c)	6.85	4/13/2029		1,309,770	1,300,910
Graham Packaging Co., Inc., Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.92	1/26/2033		2,276,000	2,274,748
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +4.00%)(c)	7.67	2/1/2029		3,263,485	3,275,984
ProAmpac PG Borrower LLC, 2024 Term Loan B, (2-3 Month TSFR +4.00%)(c)	7.65	9/15/2028		3,365,747	3,327,883
					15,175,161
Media — 2.0%
DirectV Financing LLC, 2025 Incremental Term Loan B, (3 Month TSFR +5.50%)(c)	9.17	2/18/2031		1,544,681	1,546,789
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(c)	8.92	6/4/2029		42,431	42,506
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(c)	10.55	5/15/2031		4,290,295	4,310,674
Sinclair Television Group, Inc., Term Loan B-6, (1 Month TSFR +3.41%)(c)	7.09	12/31/2029		2,414,452	2,073,411
Telenet Financing USD LLC, Facility AR Term Loan, (1 Month TSFR +2.00%)(c)	5.77	4/28/2028		2,000,000	1,974,380
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%)(c)	9.53	6/30/2028		1,089,659	1,103,961
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(c)	7.13	11/30/2029		899,734	876,341
					11,928,062
Real Estate — 1.5%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.29	6/2/2028		4,926,774	4,692,752
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(c)	5.52	3/27/2028	EUR	2,000,000	1,960,274
Hill Top Energy Center LLC, Term Loan B, (3 Month TSFR +3.25%)(c)	6.92	6/28/2032		2,281,764	2,289,967
					8,942,993
Retailing — 4.3%
Harbor Freight Tools USA Inc, Initial Term Loan, (1 Month TSFR +2.25%)(c)	5.92	6/11/2031		3,353,372	3,308,303
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.29	10/2/2028		1,809,837	1,460,086
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(c)	7.53	6/6/2031		3,989,374	3,324,146
Park River Holdings, Inc., 2025 First Lien Term Loan B, (2 Month TSFR +4.50%)(c)	8.16	3/17/2031		1,345,000	1,341,940
Peer Holding III BV, Facility Term Loan B-9, (3 Month EURIBOR +2.75%)(c)	4.77	10/29/2032	EUR	1,000,000	1,189,038
Peer Holding III BV, Term Loan B-5, (3 Month TSFR +2.50%)(c)	6.17	7/1/2031		1,477,538	1,478,461
PetSmart LLC, Term Loan B, (1 Month TSFR +4.00%)(c)	7.68	8/18/2032		1,965,000	1,956,806
Restoration Hardware, Inc., Initial Term Loan, (1 Month TSFR +2.61%)(c)	6.29	10/20/2028		3,204,628	3,154,155
Staples, Inc., Closing Date Term Loan, (2 Month TSFR +5.75%)(c)	9.41	9/10/2029		2,581,488	2,320,112
The Boots Group Bidco Ltd., Closing Date Euro Term Loan, (3 Month EURIBOR +3.25%)(c)	5.33	8/30/2032	EUR	2,000,000	2,383,075

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 86.5% (continued)
Retailing — 4.3% (continued)
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(c)	6.92	10/29/2029		2,561,575	2,537,560
White Cap Supply Holdings LLC, Tranche Term Loan D, (1 Month TSFR +3.50%)(c)	7.17	2/10/2033		591,000	585,832
					25,039,514
Semiconductors & Semiconductor Equipment — .4%
Gryphon Acquire NewCo LLC, Term Loan B, (1 Month TSFR +3.00%)(c)	6.88	9/13/2032		2,208,000	2,212,140
Technology Hardware & Equipment — 2.0%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (1 Month TSFR +4.00%)(c)	7.66	12/9/2031		3,439,168	3,254,313
Peraton Corp., First Lien Term Loan B, (3 Month TSFR +3.85%)(c)	7.52	2/1/2028		3,653,711	3,142,191
Peraton Corp., Second Lien Term Loan B-1 , (2 Month TSFR +7.85%)(c)	11.52	2/1/2029		1,000,000	748,335
Ping Identity Corp., Initial Term Loan, (1 Month TSFR +2.75%)(c)	6.41	11/15/2032		2,665,000	2,613,366
Sandisk Corp., Term Loan B, (3 Month TSFR +3.00%)(c)	6.67	2/23/2032		269,150	269,991
Tempo Acquisition LLC, Term Loan B, (1 Month TSFR +1.75%)(c)	5.42	8/31/2028		2,470,000	1,735,175
					11,763,371
Telecommunication Services — 1.9%
Level 3 Financing, Inc., Term Loan B-4, (1 Month TSFR +3.25%)(c)	6.92	3/29/2032		3,647,000	3,661,132
Odido Holding BV, Facility Term Loan B-2, (3 Month EURIBOR +2.90%)(c)	4.92	3/29/2029	EUR	2,000,000	2,371,660
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(c),(d)	7.29	3/11/2030		5,145,089	4,959,737
					10,992,529
Transportation — 1.4%
Beacon Mobility Corp., 2026 Refinancing Term Loan, (1 Month TSFR +2.75%)(c)	6.41	8/6/2030		2,884,678	2,895,957
PODS LLC, Term Loan, (1 Month TSFR +3.11%)(c)	6.79	3/31/2028		2,618,262	2,603,967
Stonepeak Nile Parent LLC, Amendment No. 1 Term Loan, (3 Month TSFR +2.25%)(c)	5.92	4/9/2032		2,717,667	2,716,457
					8,216,381
Utilities — 4.6%
Cogentrix Finance Holdco I LLC, Repricing Term Loan, (1 Month TSFR +2.25%)(c)	5.92	2/26/2032		3,792,021	3,790,258
Compass Power Generation LLC, Tranche Term Loan B-4, (1 Month TSFR +3.25%)(c)	6.92	4/16/2029		2,497,545	2,511,906
CPV Shore Holdings LLC, Term Advance B, (3 Month TSFR +3.75%)(c)	7.42	2/4/2032		2,380,553	2,391,956
CPV Valley Holdings LLC, Term Advance B, (4 Month TSFR +2.75%)(c)	6.40	2/4/2033		1,451,000	1,458,255
Eastern Power LLC, Term Loan B, (1 Month TSFR +4.75%)(c)	8.42	4/3/2029		2,326,173	2,338,280
EFS Cogen Holdings I LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.67	8/5/2032		1,963,921	1,966,376
Forgent Intermediate IV LLC, Initial Term Loan, (3 Month TSFR +3.00%)(c)	6.66	12/20/2032		2,158,000	2,166,772
Hamilton Projects Acquiror LLC, Term Loan, (1 Month TSFR +2.50%)(c)	6.17	5/30/2031		2,558,084	2,570,670
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month TSFR +2.75%)(c)	6.42	5/17/2032		3,360,269	3,399,652
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month TSFR +2.75%)(c)	6.42	5/17/2032		251,250	254,195
Potomac Energy Center LLC, Term Loan, (1 Month TSFR +2.75%)(c)	6.42	8/5/2032		2,284,464	2,297,794
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.00%)(c)	6.67	8/29/2031		1,794,447	1,803,984
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.00%)(c)	6.67	8/29/2031		108,455	109,031
					27,059,129
Total Floating Rate Loan Interests (cost $513,064,293)					504,479,635

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 5.5%
Registered Investment Companies — 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $31,771,273)	3.72	31,771,273	31,771,273
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $3,372,674)	3.72	3,372,674	3,372,674
Total Investments (cost $596,188,702)		100.8%	587,782,511
Liabilities, Less Cash and Receivables(g)		(.8%)	(4,401,501)
Net Assets		100.0%	583,381,010

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $29,160,087 or 5.0% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $3,330,259 and the value of the collateral was
$3,476,717, consisting of cash collateral of $3,372,674 and U.S. Government & Agency securities valued at $104,043.  In addition, the value of collateral may include pending sales that are also on loan.

(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.50%)(a)	6.15	2/26/2032	138,056	138,046	(10)
Chemicals — .0%
USALCO LLC, 2025 Delayed Draw Term Loan, (3 Month TSFR +3.50%)(a)	4.00	9/30/2031	287,408	288,127	719

Unfunded Loan Commitments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0% (continued)
Commercial & Professional Services — .0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (3 Month TSFR +4.25%)	4.25	11/3/2031	266,398	267,508	1,110
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (3 Month TSFR +3.25%)(a)	3.25	11/20/2031	189,586	181,054	(8,531)
				448,562	(7,421)
Energy — .0%
Liquid Tech Solutions Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.50%)(a)	3.50	10/12/2032	221,988	221,711	(278)
Transportation — .0%
Beacon Mobility Corp., 2026 Delayed Draw Term Loan, (1 Month TSFR +2.75%)(a)	2.75	8/6/2030	142,322	142,878	556
Total Floating Rate Loan Interests (cost $1,245,758)				1,239,324	(6,434)
Gross Unrealized Appreciation					2,385
Gross Unrealized Depreciation					(8,819)

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.5%	55,624,054	184,583,050	(208,435,831)	31,771,273	608,518
Investment of Cash Collateral for Securities Loaned - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	6,340,341	35,329,048	(38,296,715)	3,372,674	17,335††
Total - 6.1%	61,964,395	219,912,098	(246,732,546)	35,143,947	625,853

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets, Inc.
United States Dollar	60,072,192	Euro	50,660,000	3/24/2026	122,870
Gross Unrealized Appreciation					122,870
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,330,259)—Note 1(c):
Unaffiliated issuers	561,044,755	552,638,564
Affiliated issuers	35,143,947	35,143,947
Cash		664,494
Cash denominated in foreign currency	3,808,093	3,816,893
Receivable for investment securities sold		33,373,926
Dividends, interest and securities lending income receivable		4,161,573
Receivable for shares of Common Stock subscribed		373,794
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		122,870
Unrealized appreciation on unfunded loan commitments—Note 4		2,385
Prepaid expenses		83,645
		630,382,091
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		303,477
Payable for investment securities purchased		42,538,387
Liability for securities on loan—Note 1(c)		3,372,674
Payable for shares of Common Stock redeemed		640,299
Directors’ fees and expenses payable		21,325
Unrealized depreciation on unfunded loan commitments—Note 4		8,819
Other accrued expenses		116,100
		47,001,081
Net Assets ($)		583,381,010
Composition of Net Assets ($):
Paid-in capital		740,813,471
Total distributable earnings (loss)		(157,432,461)
Net Assets ($)		583,381,010

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	24,493,970	2,154,541	280,308,541	276,423,958
Shares Outstanding	2,290,256	201,750	26,319,027	25,976,546
Net Asset Value Per Share ($)	10.69	10.68	10.65	10.64
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	28,290,294
Dividends:
Unaffiliated issuers	246,926
Affiliated issuers	608,518
Affiliated income net of rebates from securities lending—Note 1(c)	17,335
Total Income	29,163,073
Expenses:
Management fee—Note 3(a)	2,213,676
Shareholder servicing costs—Note 3(c)	172,020
Loan commitment fees—Note 2	105,532
Professional fees	80,417
Registration fees	66,919
Prospectus and shareholders’ reports	42,191
Directors’ fees and expenses—Note 3(d)	38,019
Chief Compliance Officer fees—Note 3(c)	15,059
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Distribution Plan fees—Note 3(b)	8,206
Interest expense—Note 2	2,284
Custodian fees—Note 3(c)	1,916
Miscellaneous	36,056
Total Expenses	2,792,295
Less—reduction in expenses due to undertaking—Note 3(a)	(103,917)
Net Expenses	2,688,378
Net Investment Income	26,474,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(11,018,386)
Net realized gain (loss) on forward foreign currency exchange contracts	(441,204)
Net Realized Gain (Loss)	(11,459,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(14,881,925)
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	(16,603)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	212,085
Net Change in Unrealized Appreciation (Depreciation)	(14,686,443)
Net Realized and Unrealized Gain (Loss) on Investments	(26,146,033)
Net Increase in Net Assets Resulting from Operations	328,662
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	26,474,695	67,770,350
Net realized gain (loss) on investments	(11,459,590)	(3,766,550)
Net change in unrealized appreciation (depreciation) on investments	(14,686,443)	(2,754,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	328,662	61,249,210
Distributions ($):
Distributions to shareholders:
Class A	(1,324,089)	(2,802,978)
Class C	(82,986)	(95,256)
Class I	(15,674,464)	(25,113,120)
Class Y	(13,508,306)	(38,340,792)
Total Distributions	(30,589,845)	(66,352,146)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,513,241	62,677,424
Class C	644,931	1,593,351
Class I	78,884,720	496,136,747
Class Y	21,384,933	106,502,633
Distributions reinvested:
Class A	1,248,905	2,673,341
Class C	79,610	89,272
Class I	15,473,801	24,903,349
Class Y	2,624,991	10,354,240
Cost of shares redeemed:
Class A	(16,454,783)	(67,270,400)
Class C	(610,520)	(532,737)
Class I	(222,748,745)	(301,569,841)
Class Y	(80,102,063)	(340,080,963)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(192,060,979)	(4,523,584)
Total Increase (Decrease) in Net Assets	(222,322,162)	(9,626,520)
Net Assets ($):
Beginning of Period	805,703,172	815,329,692
End of Period	583,381,010	805,703,172

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	683,184	5,635,064
Shares issued for distributions reinvested	113,921	240,809
Shares redeemed	(1,504,853)	(6,055,873)
Net Increase (Decrease) in Shares Outstanding	(707,748)	(180,000)
Class C(a)
Shares sold	58,735	143,327
Shares issued for distributions reinvested	7,275	8,055
Shares redeemed	(55,643)	(47,774)
Net Increase (Decrease) in Shares Outstanding	10,367	103,608
Class I(b)
Shares sold	7,216,406	44,726,088
Shares issued for distributions reinvested	1,417,377	2,252,146
Shares redeemed	(20,389,425)	(27,336,913)
Net Increase (Decrease) in Shares Outstanding	(11,755,642)	19,641,321
Class Y(b)
Shares sold	1,954,506	9,637,873
Shares issued for distributions reinvested	240,459	936,716
Shares redeemed	(7,318,363)	(30,863,284)
Net Increase (Decrease) in Shares Outstanding	(5,123,398)	(20,288,695)

(a)	During the period ended August 31, 2025, 18 Class C shares representing $198 were automatically converted to 18 Class A shares.
(b)
During the period ended February 28, 2026, 876 Class I shares representing $9,630 were exchanged for 872 Class A shares and 390,774 Class Y shares representing $4,272,887 were exchanged for 390,420 Class I shares. During the period ended August 31, 2025, 4,764 Class I shares representing $52,834 were exchanged for 4,747 Class A shares, 54,297 Class Y shares representing $601,909 were exchanged for 54,054 Class A shares, 1,207,356 Class Y shares representing
$13,355,945 were exchanged for 1,206,158 Class I shares, and 135 Class I shares representing $1,498 were exchanged for 136 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.18	11.20	11.08	10.97	11.50	11.16
Investment Operations:
Net investment income(a)	.41	.85	.99	.83	.45	.46
Net realized and unrealized gain (loss) on investments	(.44 )	(.04 )	.14	.10	(.54 )	.33
Total from Investment Operations	(.03 )	.81	1.13	.93	(.09 )	.79
Distributions:
Dividends from net investment income	(.46 )	(.83 )	(1.01)	(.82 )	(.44 )	(.45 )
Net asset value, end of period	10.69	11.18	11.20	11.08	10.97	11.50
Total Return (%)(b)	(.19 )(c)	7.53	10.69	8.97	(.83 )	7.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.06 (e)	1.02	1.03	1.04	1.06	1.10
Ratio of net expenses to average net assets(d)	1.03 (e),(f)	1.02 (f),(g)	1.03 (g)	1.02 (f),(g)	1.03 (f)	1.04 (f)
Ratio of net investment income to average net assets(d)	7.53 (e),(f)	7.67 (f),(g)	9.17 (g)	7.77 (f),(g)	4.05 (f)	4.01 (f)
Portfolio Turnover Rate	31.39 (c)	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	24,494	33,517	35,588	13,068	20,367	17,093

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.16	11.19	11.07	10.96	11.49	11.15
Investment Operations:
Net investment income(a)	.37	.77	.94	.79	.36	.36
Net realized and unrealized gain (loss) on investments	(.43 )	(.05 )	.10	.06	(.53 )	.34
Total from Investment Operations	(.06 )	.72	1.04	.85	(.17 )	.70
Distributions:
Dividends from net investment income	(.42 )	(.75 )	(.92 )	(.74 )	(.36 )	(.36 )
Net asset value, end of period	10.68	11.16	11.19	11.07	10.96	11.49
Total Return (%)(b)	(.55 )(c)	6.67	9.86	8.15	(1.54)	6.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.85 (e)	1.83	1.85	1.88	1.89	1.94
Ratio of net expenses to average net assets(d),(f)	1.78 (e)	1.77 (g)	1.78 (g)	1.77 (g)	1.78	1.79
Ratio of net investment income to average net assets(d),(f)	6.78 (e)	6.93 (g)	8.41 (g)	7.20 (g)	3.30	3.26
Portfolio Turnover Rate	31.39 (c)	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	2,155	2,137	982	713	765	451

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.14	11.16	11.05	10.94	11.47	11.14
Investment Operations:
Net investment income(a)	.42	.88	1.08	.87	.48	.48
Net realized and unrealized gain (loss) on investments	(.43 )	(.04 )	.07	.09	(.54 )	.33
Total from Investment Operations	(.01 )	.84	1.15	.96	(.06 )	.81
Distributions:
Dividends from net investment income	(.48 )	(.86 )	(1.04)	(.85 )	(.47 )	(.48 )
Net asset value, end of period	10.65	11.14	11.16	11.05	10.94	11.47
Total Return (%)	(.05 )(b)	7.87	10.92	9.25	(.56 )	7.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.84 (d)	.79	.76	.77	.82	.86
Ratio of net expenses to average net assets(c)	.78 (d),(e)	.77 (e),(f)	.76 (f)	.77 (f)	.78 (e)	.79 (e)
Ratio of net investment income to average net assets(c)	7.78 (d),(e)	7.92 (e),(f)	9.44 (f)	8.11 (f)	4.30 (e)	4.26 (e)
Portfolio Turnover Rate	31.39 (b)	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	280,309	424,013	205,785	136,816	144,274	105,019

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.13	11.15	11.03	10.93	11.45	11.12
Investment Operations:
Net investment income(a)	.42	.88	1.05	.89	.49	.49
Net realized and unrealized gain (loss) on investments	(.43 )	(.04 )	.11	.06	(.54 )	.32
Total from Investment Operations	(.01 )	.84	1.16	.95	(.05 )	.81
Distributions:
Dividends from net investment income	(.48 )	(.86 )	(1.04)	(.85 )	(.47 )	(.48 )
Net asset value, end of period	10.64	11.13	11.15	11.03	10.93	11.45
Total Return (%)	(.05 )(b)	7.88	10.94	9.31	(.45 )	7.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.77 (d)	.73	.74	.73	.73	.75
Ratio of net expenses to average net assets(c)	.77 (d)	.73 (e)	.74 (e)	.73 (e)	.73	.75
Ratio of net investment income to average net assets(c)	7.79 (d)	7.95 (e)	9.45 (e)	8.19 (e)	4.35	4.30
Portfolio Turnover Rate	31.39 (b)	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	276,424	346,037	572,975	611,207	685,544	629,495

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. The Adviser has engaged BSP NY LLC, Formerly Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, located at One Madison Avenue, Suite 1600, New York, NY 10010, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	9,712,912	—	9,712,912
Convertible Corporate Bonds and Notes	—	1,564,500	—	1,564,500
Corporate Bonds and Notes	—	21,985,875	—	21,985,875
Equity Securities - Common Stocks	—	479,639	—	479,639
Exchange-Traded Funds	3,987,846	—	—	3,987,846
Fixed Rate Loan Interests	—	10,428,157	—	10,428,157
Floating Rate Loan Interests	—	504,479,635	—	504,479,635
Investment Companies	35,143,947	—	—	35,143,947
	39,131,793	548,650,718	—	587,782,511
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	122,870	—	122,870
Unfunded Floating Rate Loan Interests Commitments††	—	2,385	—	2,385
	—	125,255	—	125,255
Liabilities ($)
Other Financial Instruments:
Unfunded Floating Rate Loan Interests Commitments††	—	(8,819)	—	(8,819)
	—	(8,819)	—	(8,819)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $2,373 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,330,259
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,330,259)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads.  The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
Loan Valuation Risk: Because there may be a lack of centralized information and trading for certain loans in which the fund may invest, reliable market value quotations may not be readily available for such loans and their valuation may require more research than for securities with a more developed secondary market.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On February 27, 2026, the Board declared a cash dividend of $.056, $.051, $.058 and $.058 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on March 2, 2026 to shareholders of record as of the close of business on February 27, 2026, with an ex-dividend date of March 2, 2026.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $141,365,514 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $29,373,064 of short-term capital losses and $111,992,450 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 was as follows: ordinary income $66,352,146. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended February 28, 2026, the fund was charged $2,284 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2026 was approximately $99,448 with a related weighted average annualized interest rate of 4.63%. As of February 28, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $103,917 during the period ended February 28, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended February 28, 2026, the Distributor retained $287 from commissions earned on sales of the fund’s Class A shares, $1,229 and $2,290 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $8,206 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $38,414 and $2,735, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $3,157 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $1,916 pursuant to the custody agreement.
During the period ended February 28, 2026, the fund was charged $15,059 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $299,349, Distribution Plan fees of $1,284, Shareholder Services Plan fees of $5,534, Custodian fees of $1,500, Chief Compliance Officer fees of $5,361, Transfer Agent fees of $1,650 and shareholder and regulatory reports service fees of $13,333, which are offset against an expense reimbursement currently in effect in the amount of $24,534.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended February 28, 2026, amounted to $206,784,843 and $400,050,866, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At February 28, 2026, the fund had unfunded commitments of $1,245,758 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended February 28, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at February 28, 2026 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of February 28, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	122,870 (1)	Foreign Exchange Risk	-
Gross fair value of derivative contracts	122,870		-

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The effect of derivative instruments in the Statement of Operations during the period ended February 28, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(441,204)	(441,204)
Total	(441,204)	(441,204)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	212,085	212,085
Total	212,085	212,085
Statement of Operations location:
Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At February 28, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	122,870	-
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	122,870	-
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	122,870	-
The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	122,870	-	-	122,870

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended February 28, 2026:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	2,794,850
Forward Contracts Sold in USD	64,173,360
At February 28, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $8,289,755, consisting of $6,550,990 gross unrealized appreciation and $14,840,745 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds IV, Inc. (the “Company”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Company approved the appointment of Ernst & Young LLC (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Directors of the Fund:
Andrew J. Donohue	83,953,429	937,093
Joan L. Gulley	83,949,992	940,529
Alan H. Howard	83,949,650	940,872
Robin A. Melvin	83,970,648	919,874
Bradley J. Skapyak	83,981,554	908,967
Burton N. Wallack	83,949,786	940,736

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $53,078.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which BSP NY LLC (formerly, Alcentra NY, LLC) (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional loan participation funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional loan participation funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional loan participation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median for the one-year period and above the Performance Group and the Performance Universe medians for all other periods, and ranked in the first quartile, for all periods. The Board noted that the fund had a four star overall rating from Morningstar and a five star rating for the three-year period and a four star rating for each of the five- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measure.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..75% of the value of the fund’s average daily net assets.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be materially relevant to its deliberations. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6240NCSRSA0226

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 28, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 28, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)